Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2013 game	Dec. 31, 2012 game	Dec. 31, 2011 game
Concentration and risks
Number of games	2	2	2
Total revenues | Revenues from Zhu Xian and Perfect World II
Concentration and risks
Percentage of revenue contributed	29.00%	42.00%	42.00%